Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Schedule of Allocation of Goodwill	The allocation of goodwill as of December 31, 2022 is shown below:

(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Goodwill	39,421	6,690	3,781	49,892

Summary of Net Impairment Losses of Other Intangible Assets
In 2022, 2021 and 2020, impairment testing of other intangible assets (excluding software) resulted in the recognition of net impairment losses as shown below:

(€ million)	2022	2021	2020
Impairment of other intangible assets, net of reversals (excluding software)	(454)	192	330
Marketed products	(1,561)	42	2
Pharmaceuticals (a)	(1,542)	1	2
Vaccines	16	—	—
Consumer Healthcare	(35)	41	—
Research and development projects (a) / (b)	1,107	150	328
(a) For 2022, these amounts mainly comprise a reversal of €2,154 million of impairment losses taken against Eloctate® and BIVV001 (assets belonging to the Eloctate franchise), consisting of €1,554 million for marketed products and €600 million for research and development projects respectively. In 2019, the launch of competing products for Eloctate® led Sanofi to update its sales forecasts for products belonging to the franchise, as a result of which impairment losses of €2.8 billion were recognized against the assets in question. The reversal reflects the approval by the FDA on February 22, 2023 of the marketing authorization application for ALTUVIIIO™ (the commercial name of efanesoctocog alpha, corresponding to the BIVV001 project), which was submitted in 2022.

(b) For 2022, this amount mainly comprises:
–an impairment loss of €1,586 million taken against the development project for SAR444245 (non-alpha interleukin-2), recognized following revised cash flow projections reflecting unfavorable developments in the launch schedule;
–the €600m reversal relating to the BIVV001 project (see above).
For 2021, this line relates to the discontinuation of the development of sutimlimab in the treatment of Immune Thrombocytopenic Purpura (ITP), and to the termination of various research projects in Vaccines. For 2020, this line mainly comprises impairment losses taken against R&D programs within the Specialty Care GBU, and the discontinuation of certain R&D programs and collaboration agreements in Diabetes.